NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.6%
-------------------------------------------------------------------------
     $  465        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $    485,223
        455        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                 458,099
        800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), (AMT), 6.75%, 1/1/07             820,808
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10      1,449,168
-------------------------------------------------------------------------
                                                             $  3,213,298
-------------------------------------------------------------------------
Education -- 2.2%
-------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                             $    204,498
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                        909,619
        425        New Jersey Educational Facilities
                   Authority, (Steven's Institute of
                   Technology), 5.00%, 7/1/11                     454,125
      1,235        New Jersey Educational Facilities
                   Authority, (Steven's Institute of
                   Technology), 5.00%, 7/1/12                   1,320,758
      1,700        University of Illinois, 0.00%, 4/1/15          978,095
      1,000        University of Illinois, 0.00%, 4/1/16          541,130
-------------------------------------------------------------------------
                                                             $  4,408,225
-------------------------------------------------------------------------
Electric Utilities -- 14.9%
-------------------------------------------------------------------------
     $1,500        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), (AMT), 5.375%, 4/1/19      $  1,211,835
      1,000        Brazos River Authority, TX, PCR, (Texas
                   Electric Co.), (AMT), 4.25%, 5/1/33            997,850
      1,500        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18                 1,574,640
      3,000        Energy Northwest Washington Electric,
                   (Columbia Generating), 5.50%, 7/1/15(1)      3,402,660
      1,000        Hillsborough County, FL, IDA, Pollution
                   Control Revenue, (Tampa Electric Co.),
                   5.10%, 10/1/13                                 967,640
      1,000        Illinois Development Finance Authority
                   PCR, (AMT), 5.00%, 6/1/28                    1,066,370
      1,000        New Hampshire Business Finance Authority
                   Pollution Control, (Central Maine Power
                   Co.), 5.375%, 5/1/14                         1,068,010
      3,050        New York Energy Research and Development
                   Authority Facility, (AMT),
                   4.70%, 6/1/36                                3,118,442
      3,000        North Carolina Eastern Municipal Power
                   Agency, Power System, 5.75%, 12/1/16         3,086,610
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Electric Utilities (continued)
-------------------------------------------------------------------------
     $4,000        North Carolina Municipal Power Agency,
                   (Catawba), 5.50%, 1/1/13                  $  4,410,560
      1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                    1,133,850
      1,455        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), 3.40%, 10/1/30                    1,452,687
      1,250        Sam Rayburn, TX, Municipal Power Agency,
                   Power Supply System, 6.00%, 10/1/16          1,338,250
      1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                             976,560
      3,500        Wake County, NC, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Carolina Power and Light
                   Co.), 5.375%, 2/1/17                         3,740,625
-------------------------------------------------------------------------
                                                             $ 29,546,589
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.4%
-------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $    309,618
        140        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/04,
                   6.00%, 7/1/08                                  163,988
        595        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                        627,338
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11(2)                            1,638,750
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                               1,306,180
        480        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                                 625,402
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17(3)       4,041,240
        715        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11           872,986
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20          3,270,120
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   Escrowed to Maturity, 5.00%, 7/1/20(3)       1,056,540
      2,110        Metropolitan Transportation Authority,
                   NY, Prerefunded to 7/1/15,
                   5.50%, 7/1/17                                2,464,227
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   Prerefunded to 10/1/15, 4.50%, 4/1/18        1,069,660
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA), Escrowed
                   to Maturity, 5.00%, 7/1/17                     538,340
      1,195        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                                1,180,242

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
     $  500        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12   $    524,070
        705        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                      787,450
-------------------------------------------------------------------------
                                                             $ 20,476,151
-------------------------------------------------------------------------
General Obligations -- 7.7%
-------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $    544,213
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22              1,001,120
      2,500        Florida Board of Education, (Public
                   Education), 5.00%, 6/1/16                    2,714,550
      1,000        Keller, TX, Independent School District,
                   0.00%, 8/15/11                                 716,550
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                  524,095
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18              1,657,441
        265        New Fairfield, CT, 4.90%, 8/1/13               291,492
      1,500        New York City, NY, 5.625%, 12/1/13           1,620,570
      1,250        New York City, NY, 5.75%, 8/1/16             1,346,687
      2,000        New York City, NY, 5.875%, 8/15/13           2,185,160
      2,340        Virginia Public School Authority,
                   (School Financing-1997 Resolution),
                   5.00%, 8/1/13                                2,583,571
-------------------------------------------------------------------------
                                                             $ 15,185,449
-------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.4%
-------------------------------------------------------------------------
     $2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                $  1,957,800
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      146,025
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  571,884
-------------------------------------------------------------------------
                                                             $  2,675,709
-------------------------------------------------------------------------
Hospital -- 9.8%
-------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $    599,594
        500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                 510,510
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                               1,711,968
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $  125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                             $    127,365
      2,500        Cuyahoga County, OH, (Cleveland Clinic
                   Health System), 6.00%, 1/1/17(1)             2,709,850
        660        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                 726,099
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                 103,593
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                 104,264
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                 235,640
        855        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                 893,774
      2,000        Michigan Hospital Finance Authority,
                   (Henry Ford Health System),
                   5.50%, 3/1/14                                2,160,980
      1,000        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                               967,950
        300        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                    295,599
      2,780        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.75%, 7/1/15                3,054,469
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Health System),
                   5.00%, 8/15/09                                 820,510
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/19        775,350
      2,000        Orange County, FL, Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/18                              2,041,420
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                        450,422
      1,000        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.75%, 9/1/15                1,125,300
-------------------------------------------------------------------------
                                                             $ 19,414,657
-------------------------------------------------------------------------
Housing -- 1.0%
-------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $    615,414
        700        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                  705,978
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16              386,921
        210        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06             209,021
-------------------------------------------------------------------------
                                                             $  1,917,334
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 5.6%
-------------------------------------------------------------------------
     $  460        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $    463,214
        440        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                          465,938
        500        Cartersville, GA, Development Authority
                   Waste and Wastewater Facility,
                   (Anheuser-Busch), (AMT), 5.10%, 2/1/12         534,495
      1,185        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                  1,186,920
        800        Dickinson County, MI, EDC,
                   (International Paper Co.),
                   5.75%, 6/1/16                                  826,392
      1,500        Houston, TX, Industrial Development
                   Corp., (AMT), 6.375%, 1/1/23                 1,484,535
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                 491,380
      1,000        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Los Angeles
                   International Terminal Four),
                   7.125%, 12/1/24                                640,030
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                                1,001,300
      1,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                          631,780
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  996,000
      1,500        Nez Perce County, ID, PCR, (Potlatch
                   Corp.), 6.125%, 12/1/07                      1,502,910
        790        Ohio Economic Development, (Ohio
                   Enterprise Bond Fund), (AMT),
                   5.25%, 12/1/15                                 814,648
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                 15,116
         21        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                 11,867
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                 52,923
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(4)                                341
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(4)                                134
-------------------------------------------------------------------------
                                                             $ 11,119,923
-------------------------------------------------------------------------
Insured-Education -- 0.1%
-------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $    255,975
-------------------------------------------------------------------------
                                                             $    255,975
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.1%
-------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $    807,645
      1,000        Long Island Power Authority, NY,
                   Electric System Revenue, (FSA),
                   5.25%, 12/1/14                               1,133,050
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                  567,520
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                                  570,535
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,136,730
-------------------------------------------------------------------------
                                                             $  4,215,480
-------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
-------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    109,158
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                 160,436
      1,000        Hillsborough Township, NJ, School
                   District, (FSA), 5.375%, 10/1/18             1,140,870
      1,850        New York, NY, (FGIC), 5.50%, 6/1/12          2,102,303
      1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25(3)                             1,547,807
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17(3)                    1,513,568
      2,000        St. Louis, MO, Board of Education,
                   (FSA), 0.00%, 4/1/16                         1,120,040
-------------------------------------------------------------------------
                                                             $  7,694,182
-------------------------------------------------------------------------
Insured-Hospital -- 1.8%
-------------------------------------------------------------------------
     $  375        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $    414,293
      1,180        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/16              1,295,451
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                       1,858,120
-------------------------------------------------------------------------
                                                             $  3,567,864
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.5%
-------------------------------------------------------------------------
     $  415        Connecticut Airport, (Bradley
                   International Airport), Signature
                   Flight, (FGIC), 7.40%, 10/1/04            $    439,522
      2,000        Forsyth, MT, PCR, (Avista Corp.),
                   (AMBAC), 5.00%, 10/1/32                      2,188,700
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                 538,375
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                          419,464

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Industrial Development Revenue (continued)
-------------------------------------------------------------------------
     $2,100        Texas Public Finance Authority, (MBIA),
                   0.00%, 2/1/12                             $  1,460,592
-------------------------------------------------------------------------
                                                             $  5,046,653
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.7%
-------------------------------------------------------------------------
     $1,000        Laredo, TX, Certificates of Obligation,
                   (MBIA), 4.50%, 2/15/17                    $  1,009,760
      2,000        New Jersey Transportation Corp., (FSA),
                   5.50%, 10/1/14                               2,301,300
-------------------------------------------------------------------------
                                                             $  3,311,060
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.6%
-------------------------------------------------------------------------
     $1,000        Missouri Development Finance Board
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/14       $  1,109,050
-------------------------------------------------------------------------
                                                             $  1,109,050
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
-------------------------------------------------------------------------
     $1,175        Massachusetts Development Finance
                   Agency, (Semass System), (MBIA),
                   5.625%, 1/1/12                            $  1,330,018
-------------------------------------------------------------------------
                                                             $  1,330,018
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
-------------------------------------------------------------------------
     $1,000        Reno, NV, Capital Improvements, (FGIC),
                   5.625%, 6/1/14                            $  1,141,510
-------------------------------------------------------------------------
                                                             $  1,141,510
-------------------------------------------------------------------------
Insured-Transportation -- 13.0%
-------------------------------------------------------------------------
     $2,295        Chicago, IL, O'Hare International
                   Airport, (MBIA), (AMT), 5.75%, 1/1/17     $  2,513,461
      1,000        Denver, CO, City and County Airport,
                   (FSA), (AMT), 5.00%, 11/15/11                1,069,340
      1,640        Denver, CO, City and County Airport,
                   (MBIA), 6.00%, 11/15/11                      1,906,877
      1,000        Houston, TX, Airport System, (FGIC),
                   (AMT), 5.50%, 7/1/12                         1,095,070
      2,000        Kenton County, KY, Airport,
                   (Cincinnati/Northern Kentucky), (MBIA),
                   (AMT), 5.625%, 3/1/13                        2,210,380
      2,000        Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System), (FGIC), 5.50%, 3/1/14               2,290,840
      1,000        Miami-Dade County, FL, Aviation, (Miami
                   International Airport), (FGIC), (AMT),
                   5.50%, 10/1/13                               1,099,330
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $1,430        Minneapolis and St. Paul, MN,
                   Metropolitan Airports Commission
                   Airport, (FGIC), (AMT), 6.00%, 1/1/11     $  1,613,541
      2,000        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission, (FGIC),
                   (AMT), 5.25%, 1/1/11                         2,172,700
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                               1,150,460
      1,000        Port Seattle, WA, (MBIA), (AMT),
                   6.00%, 2/1/11                                1,139,860
      2,305        San Francisco, CA, City and County
                   International Airport Commission,
                   (FGIC), 5.00%, 5/1/19                        2,424,653
      2,500        Triborough Bridge and Tunnel Authority,
                   NY, (MBIA), 5.50%, 11/15/18                  2,899,125
      2,000        Wayne Charter County, MI, Airport,
                   (Detroit Metropolitan), (FGIC), (AMT),
                   5.50%, 12/1/15                               2,178,980
-------------------------------------------------------------------------
                                                             $ 25,764,617
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.1%
-------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $  1,440,780
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12                                  650,941
-------------------------------------------------------------------------
                                                             $  2,091,721
-------------------------------------------------------------------------
Nursing Home -- 1.5%
-------------------------------------------------------------------------
     $  500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $    500,000
        870        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           911,699
        710        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                 712,229
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                  299,891
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 475,230
-------------------------------------------------------------------------
                                                             $  2,899,049
-------------------------------------------------------------------------
Other Revenue -- 3.0%
-------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $    938,870
      1,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33           1,034,600
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         842,337
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                               1,056,640

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Other Revenue (continued)
-------------------------------------------------------------------------
     $1,080        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                      $  1,082,538
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                                493,530
        535        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                  531,282
-------------------------------------------------------------------------
                                                             $  5,979,797
-------------------------------------------------------------------------
Pooled Loans -- 2.1%
-------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $  2,066,288
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10             1,054,560
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                         1,047,460
-------------------------------------------------------------------------
                                                             $  4,168,308
-------------------------------------------------------------------------
Senior Living / Life Care -- 1.8%
-------------------------------------------------------------------------
     $  775        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $    723,354
      1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06(5)                              895,547
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                                459,290
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                  232,512
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers) ,
                   7.00%, 2/15/10                                 372,550
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06         403,441
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                  427,051
-------------------------------------------------------------------------
                                                             $  3,513,745
-------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
-------------------------------------------------------------------------
     $  500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                  $    536,320
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21         743,000
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25          257,293
        345        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                 346,701
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $  360        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                   $    338,864
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                   1,000,250
      1,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                         1,121,980
        210        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10            213,379
        850        Tiverton, RI, Obligation Tax Increment,
                   (Mount Hope Bay Village), 6.00%, 5/1/09        853,596
-------------------------------------------------------------------------
                                                             $  5,411,383
-------------------------------------------------------------------------
Transportation -- 4.9%
-------------------------------------------------------------------------
     $1,170        Delaware River Joint Toll Bridge
                   Commission, PA, 5.25%, 7/1/15             $  1,280,062
        300        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                  295,782
      2,500        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.25%, 9/1/15(1)                             2,659,825
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             1,086,960
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,081,180
      1,300        Port Authority of New York and New
                   Jersey, (AMT), 5.50%, 7/15/12                1,395,446
        750        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 1/1/20                              813,765
      1,000        Triborough Bridge and Tunnel Authority,
                   NY, 5.75%, 1/1/12(3)                         1,170,320
-------------------------------------------------------------------------
                                                             $  9,783,340
-------------------------------------------------------------------------
Water and Sewer -- 0.3%
-------------------------------------------------------------------------
     $  500        Michigan Municipal Bond Authority,
                   (Drinking Water), 5.25%, 10/1/19          $    541,390
-------------------------------------------------------------------------
                                                             $    541,390
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $188,324,013)                            $195,782,477
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Brownsville, TX Utility System, (MBIA),       $1,700       $  1,700,000
Variable Rate, 9/1/27
Cuyahoga County, OH, Hospital,                 1,400          1,400,000
(Cleveland Clinic), (MBIA), Variable
Rate, 1/1/31
Florida Municipal Power Agency, (St.           1,500          1,500,000
Lucie), (AMBAC), Variable Rate, 10/1/21
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,600,000)                         $  4,600,000
-----------------------------------------------------------------------
Total Investments -- 101.3%
   (identified cost $192,924,013)                          $200,382,477
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.3)%                   $ (2,644,430)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $197,738,047
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2003, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                            15.3%
Others, representing less than 10% individually     83.7%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 32.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 12.9% of total investments.

 (1)  When-issued security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (3) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (4)  Non-income producing security.

 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $192,924,013)        $200,382,477
Cash                                           688,017
Receivable for investments sold              2,420,000
Interest receivable                          3,080,622
Prepaid expenses                                   244
------------------------------------------------------
TOTAL ASSETS                              $206,571,360
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for when-issued securities        $  8,666,465
Payable for daily variation margin on
   open financial futures contracts            159,844
Accrued expenses                                 7,004
------------------------------------------------------
TOTAL LIABILITIES                         $  8,833,313
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $197,738,047
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $190,275,822
Net unrealized appreciation (computed on
   the basis of identified cost)             7,462,225
------------------------------------------------------
TOTAL                                     $197,738,047
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2003
Investment Income
-----------------------------------------------------
Interest                                  $ 8,233,131
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 8,233,131
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   708,283
Trustees' fees and expenses                    11,189
Custodian fee                                  84,715
Legal and accounting services                  26,082
Miscellaneous                                  20,788
-----------------------------------------------------
TOTAL EXPENSES                            $   851,057
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    18,293
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    18,293
-----------------------------------------------------

NET EXPENSES                              $   832,764
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 7,400,367
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (786,933)
   Financial futures contracts             (1,758,377)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,545,310)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 7,931,706
   Financial futures contracts                 11,920
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 7,943,626
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,398,316
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $12,798,683
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2003  MARCH 31, 2002
------------------------------------------------------------------------
From operations --
   Net investment income                  $    7,400,367  $    5,102,683
   Net realized loss                          (2,545,310)       (470,185)
   Net change in unrealized
      appreciation (depreciation)              7,943,626      (1,310,609)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   12,798,683  $    3,321,889
------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  138,158,290  $   50,056,964
   Withdrawals                               (68,074,678)    (25,439,930)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   70,083,612  $   24,617,034
------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   82,882,295  $   27,938,923
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $  114,855,752  $   86,916,829
------------------------------------------------------------------------
AT END OF YEAR                            $  197,738,047  $  114,855,752
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                      YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------
                                    2003         2002(1)        2001        2000        1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.55%         0.57%        0.61%       0.65%       0.61%
   Expenses after custodian
      fee reduction                   0.54%         0.54%        0.60%       0.63%       0.60%
   Net investment income              4.79%         5.18%        5.68%       5.49%       5.32%
Portfolio Turnover                      24%           12%          13%         27%         26%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       9.18%         3.75%          --          --          --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $197,738      $114,856      $86,917     $89,937     $89,966
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2003, the fee was equivalent to 0.46% of the Portfolio's average net assets for such period and amounted to $708,283. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2003, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2003.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $110,855,542 and $36,569,480 respectively, for the year ended March 31, 2003.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $192,827,144
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,997,280
    Gross unrealized depreciation               (1,441,947)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,555,333
    ------------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of March 31, 2003, is as follows:

                                         FUTURES CONTRACTS
    --------------------------------------------------------------------------------------------
    EXPIRATION                                                                    NET UNREALIZED
    DATE(S)          CONTRACTS                                     POSITION        APPRECIATION
    --------------------------------------------------------------------------------------------
    6/03             155 U.S. Treasury Bond                    Short                  $3,761

   At March 31, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of National Limited Maturity Municipals Portfolio (the "Portfolio"), including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio as of March 31, 2003, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 9, 2003

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust) and National Limited Maturity Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              186                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          191              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                          Trust since 1985   of BMR, EVC, EVM and
                                             and of the      EV; Director of EV;
                                          Portfolio since    Vice President and
                                                1992         Director of EVD.
                                                             Trustee and/or officer
                                                             of 191 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              191           Trustee/Director of the
 3/26/31                                  Trust since 1986   Partners, Inc.                                  Royce Funds (mutual
                                             and of the      (corporate relations                           funds) consisting of 17
                                          Portfolio since    and communications                                  portfolios
                                                1992         company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  191           Director of Tiffany &
 III                                      Trust since 1986   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                     and of the      Banking Emeritus,                                and Telect, Inc.
                                          Portfolio since    Harvard University                              (telecommunication
                                                1992         Graduate School of                               services company)
                                                             Business
                                                             Administration.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               191                   None
 9/21/35                                  Trust since 1985   Corporation (an
                                             and of the      investment and
                                          Portfolio since    financial advisory
                                                1992         services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                  Trust since 1985   Consultant.
                                             and of the
                                          Portfolio since
                                                1992

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President and      Since 1997      Vice President of EVM and BMR.
 Jr.                 Portfolio Manager                       Officer of 35 registered
 7/28/59                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas J. Fetter        President        President of the   Vice President of EVM and BMR.
 8/20/43                                  Trust since 1990   Officer of 127 registered
                                             and of the      investment companies managed
                                          Portfolio since    by EVM or BMR.
                                                1992

 Robert B.             Vice President    Vice President of   Vice President of EVM and BMR.
 MacIntosh                                the Trust since    Officer of 127 registered
 1/22/57                                  1993 and of the    investment companies managed
                                          Portfolio since    by EVM or BMR.
                                                1992

 Alan R. Dynner          Secretary        Secretary Since    Vice President, Secretary and
 10/10/40                                       1997         Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 191 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the     Since 2002(2)     Assistant Vice President of
 Jr.                     Portfolio                           EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM
                                                             or BMR.

 James L. O'Connor    Treasurer of the    Treasurer since    Vice President of BMR, EVM and
 4/1/45                    Trust                1988         EVD. Officer of 113 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.

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